Bonds (Details) - Schedule of bonds issued summary - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Bonds (Details) - Schedule of bonds issued summary [Line Items]
Total	$ 1,260,922	$ 932,759
Current	69,838	58,446
Non-current	1,191,084	874,313
Tren Urbano de Lima S.A. [Member]
Bonds (Details) - Schedule of bonds issued summary [Line Items]
Total	626,697	624,454
Current	24,496	21,081
Non-current	602,201	603,373
Red Vial 5 S.A. [Member]
Bonds (Details) - Schedule of bonds issued summary [Line Items]
Total	251,933	280,848
Current	36,637	32,819
Non-current	215,296	248,029
AENZA S.A.A. [Member]
Bonds (Details) - Schedule of bonds issued summary [Line Items]
Total	356,010
Current	3,809
Non-current	352,201
Cumbra Peru S.A. [Member]
Bonds (Details) - Schedule of bonds issued summary [Line Items]
Total	26,282	27,457
Current	4,896	4,546
Non-current	$ 21,386	$ 22,911